PREPAYMENTS AND OTHER ASSETS (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
PREPAYMENTS AND OTHER ASSETS
PREPAYMENTS AND OTHER ASSETS
10.	PREPAYMENTS AND OTHER ASSETS
The breakdown of prepayments and other assets is as follows:

In thousands of USD	At December 31, 2022	At June 30, 2023
Deposits(1)	26,577	63,906
Prepayments to suppliers	9,664	41,887
Prepayments of income tax	18,459	17,521
Deductible input value-added tax	757	1,623
Receivable from a third party(2)	2,546	—
Others	1,573	4,774
Total	59,576	129,711

(1)
The Group pays deposits to certain electricity service providers. In order to minimize the deposit paid to the electricity supplier, in April 2023, Bitdeer Inc., a subsidiary of the Group, has entered into a guaranty agreement with one of the electricity suppliers to act as a guarantor to provide the assurance for the payment obligation of another subsidiary of the Group in connection with electricity service subscribed. The total liability of the Guarantor is limited to the lesser of the guaranteed obligations under all agreements or US$13 million in each case.

(2)
Represent balance due from Blue Safari Acquisition Corp. (“BSGA”), a special purpose acquisition company who has signed a merger agreement with the Group. Associated with the anticipated merger, the Group agreed to lend BSGA an aggregate principal amount of US$1.99 million in two tranches and additional US$2.58 million in four tranches to fund any and all amounts required to extend the period of time BSGA has to complete the merger for up to two times for an additional three month period each time. The lending bears no interest and is repayable only at the closing of the merger by BSGA. The merger was closed in April 2023 and the receivable was settled upon the completion of the merger. See Note 1.

During the periods ended June 30, 2022 and 2023, the Group did not recognize any allowance for expected credit losses for prepayments and other assets.

8.	PREPAYMENTS AND OTHER ASSETS
The breakdown of prepayments and other assets is as follows:

	At December 31,
In thousands of USD	2021	2022
Prepayments to suppliers	14,450	9,664
Deposits	6,669	26,577
Deductible input value-added tax	760	757
Prepayments of income tax	—	18,459
Receivable from a third party(2)	—	2,546
Receivable from the disposed subsidiaries(1)	10,203	—
Others	2,555	1,573
Total	34,637	59,576

(1)	Represent balance due from two subsidiaries which the Group disposed of in December 2021. The receivables have been fully collected by March 2022.
(2)
Represent balance due from Blue Safari Acquisition Corp. (“BSGA”), a special purpose acquisition company who has signed a merger agreement with the Group. Associated with the anticipated merger, the Group agreed to lend BSGA an aggregate principal amount of US$1.99 million in two tranches and additional US$2.58 million in four tranches to fund any and all amounts required to extend the period of time BSGA has to complete the merger for up to two times for an additional three month period each time. The lending bears no interest and is repayable only at the closing of the merger by BSGA. The merger was closed in April 2023. See Note 23.

During the years ended December 31, 2020, 2021 and 2022, the Group did not recognize any allowance for expected credit losses for prepayments and other assets.